Employee Benefit Plans - Schedule of the weighted-average asset allocations of the pension plans (Detail) - Pension Plans	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan, Information about Plan Assets [Abstract]
Weighted-average asset allocation (as a percent)	100.00%	100.00%
Equity Securities
Defined Benefit Plan, Information about Plan Assets [Abstract]
Weighted-average asset allocation (as a percent)	10.20%	15.00%
Debt Securities
Defined Benefit Plan, Information about Plan Assets [Abstract]
Weighted-average asset allocation (as a percent)	28.90%	23.80%
Other
Defined Benefit Plan, Information about Plan Assets [Abstract]
Weighted-average asset allocation (as a percent)	60.90%	61.20%